Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of valuation assumptions

Years Ended
December 31,
2020
Expected volatility	90%
Risk-free interest rate	.21% - .24%
Expected dividend yield	—%
Performance period in years	3.00

Schedule of performance share unit activity

			Weighted-
		Weighted-	Average Remaining
	Number of	Average Grant	Contractual Term
	PSUs	Date Fair Value	(Years)
Outstanding at January 1, 2020	—	$—	—
PSUs granted	825,997	4.99	—
PSUs vested	—	—	—
PSUs forfeited	(36,198)	4.90	—
Outstanding at December 31, 2020	789,799	$4.99	3.01

Schedule of restricted stock unit activity

			Weighted-
		Weighted-	Average Remaining
	Number of	Average Grant	Contractual Term
	RSUs	Date Fair Value	(Years)
Outstanding at January 1, 2019	—	$—	—
RSUs granted	1,486,020	7.19	—
RSUs vested	—	—	—
RSUs forfeited	(51,787)	7.18	—
Outstanding at December 31, 2019	1,434,233	$7.19	3.20
RSUs granted	976,429	4.46	—
RSUs vested	(300,788)	6.73	—
RSUs forfeited	(118,317)	6.07	—
Outstanding at December 31, 2020	1,991,557	$5.99	2.11

2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of option activity

2016 Equity Incentive Plan		Weighted	Weighted
		Average	Average
	Number of Shares	Exercise	Contractual
	Time	Price	Term
Outstanding at January 1, 2019	3,015,572	$14.96	7.5 years
Granted	—	—
Exercised	—	—
Expired / Forfeited	(55,686)	$14.95
Outstanding at December 31, 2019	2,959,886	$14.96	6.4 years
Vested Options at December 31, 2019	1,459,005	$14.96	6.4 years
Granted	—	—
Exercised	—	—
Expired / Forfeited	(132,786)	$15.21
Outstanding at December 31, 2020	2,827,100	$14.95	5.4 years
Vested Options at December 31, 2020	2,099,950	$14.95	5.4 years

Equity Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of option activity

2018 Equity Incentive Plan		Weighted	Weighted
		Average	Average
	Number of Shares	Exercise	Contractual
	Time	Price	Term
Outstanding at January 1, 2019	178,600	$7.00	9.8 years
Granted	—	—
Exercised	—	—
Expired / Forfeited	(44,400)	$7.00
Outstanding at December 31, 2019	134,200	$7.00	8.7 years
Vested Options at December 31, 2019	—	0
Granted
Exercised
Expired / Forfeited	(37,800)	$7.00
Outstanding at December 31, 2020	96,400	$7.00
Vested Options at December 31, 2020	—	—	7.7 years